Equity Incentive Plan - Summary of Information About Stock Options (Details) - Stock Options and Stock Appreciation Rights $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Outstanding, Outstanding | shares	371,994
Number Outstanding, Exercisable | shares	186,431
Aggregate intrinsic value, Outstanding | $	$ 5,710
Aggregate intrinsic value, Exercisable | $	$ 3,968
Price Range 1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of exercise prices, Lower range limit	$ 34.31
Range of exercise prices, Upper range limit	$ 54.75
Number Outstanding, Outstanding | shares	112,500
Weighted Average Exercise Price, Outstanding	$ 42.3
Weighted Average Remaining Contractual Term, Outstanding	3 years 3 months 7 days
Number Outstanding, Exercisable | shares	108,368
Weighted Average Exercise Price, Exercisable	$ 42.14
Weighted Average Remaining Contractual Term, Exercisable	3 years 2 months 26 days
Price Range 2
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of exercise prices, Lower range limit	$ 55.75
Range of exercise prices, Upper range limit	$ 69
Number Outstanding, Outstanding | shares	259,494
Weighted Average Exercise Price, Outstanding	$ 62.16
Weighted Average Remaining Contractual Term, Outstanding	7 years 7 months 13 days
Number Outstanding, Exercisable | shares	78,063
Weighted Average Exercise Price, Exercisable	$ 61.43
Weighted Average Remaining Contractual Term, Exercisable	7 years